Project debt, Details of project debt (Details) $ in Thousands, € in Millions			3 Months Ended	9 Months Ended
	Jul. 14, 2020 USD ($)	Jul. 10, 2020 USD ($)	Jun. 30, 2020 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Jul. 14, 2020 EUR (€)	Apr. 08, 2020 EUR (€)	Dec. 31, 2019 USD ($)
Project debt [Abstract]
Cash held to satisfy non-recourse debt agreements				$ 319,000				$ 339,000
Non-current				4,638,584				4,069,909
Current				642,590				782,439
Total Project debt				5,281,174				4,852,348
Investment under the equity method				116,746				$ 139,925
Proceeds from borrowings				1,277,596	$ 326,591
Other financial losses				(100,387)	$ (11,470)
Non-monetary finance income			$ 3,800	$ 3,800
Default period of PPA				180 days
Green Project Finance [Member]
Project debt [Abstract]
Investment under the equity method | €							€ 140
Helioenergy 1 & 2 [Member]
Project debt [Abstract]
Proceeds from borrowings		$ 43,000
Helios 1 & 2 [Member]
Project debt [Abstract]
Total Project debt | €						€ 326
Proceeds from borrowings	$ 30,000
Outstanding project debt refinanced | €						€ 250
Other financial losses	$ (72,000)			$ (72,000)
Kaxu [Member]
Project debt [Abstract]
Current				324,000
Chile PV 1 and Tenes [Member]
Project debt [Abstract]
Acquisition purchase price				$ 158,000